Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE BALANCED FUND, INC.
Entity Central Index Key	0000871839
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000005423
Shareholder Report [Line Items]
Fund Name	Balanced Fund
Class Name	Investor Class
Trading Symbol	RPBAX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Balanced Fund - Investor Class	$61	0.56%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global and U.S. equities delivered strong returns in 2025, though heightened uncertainty and volatility dominated the first half of the year amid the Trump administration’s rapidly shifting policies on tariffs and geopolitics. Markets sold off in April after Trump’s tariff announcement but then quickly rebounded when the administration walked back the most severe proposals to allow for negotiations. This, along with a massive boom in artificial intelligence and dovish central bank moves, led to a meaningful rally through much of the remainder of the year. U.S. bonds produced positive returns in 2025. Treasury bill yields, which tend to track the federal funds target rate, declined as the Federal Reserve reduced the fed funds rate three times in the final months of the year.

  Versus the Morningstar Moderate Target Risk Index, a greater exposure to equities compared with bonds and cash contributed to relative results during a strong period for equities. Security selection among international developed markets stocks also aided relative results.

  Conversely, the fund’s larger exposure to U.S. equities, and lack of exposure to emerging markets stocks, detracted from relative results as international equities outperformed stocks in the U.S. during the year. Stock selection among U.S. large-cap value equities was also detrimental.

  The fund seeks to provide capital growth, current income, and preservation of capital through a portfolio of stocks and fixed income securities. It normally invests approximately 65% of total assets in U.S. and foreign common stocks and 35% in fixed income securities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Balanced Fund (Investor Class)	16.09%	7.52%	8.97%
MSCI All Country World Index Net (Regulatory Benchmark)	22.34	11.19	11.72
Morningstar Moderate Target Risk Index (Strategy Benchmark)	15.95	5.95	7.83

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 5,072,079,000
Holdings Count | Holding	1,600
Advisory Fees Paid, Amount	$ 18,455,000
InvestmentCompanyPortfolioTurnover	43.70%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$5,072,079 Number of Portfolio Holdings1,600
Holdings [Text Block]

Security Allocation (as a % of Net Assets)

Common Stocks	61.2%
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	9.0
U.S. Government & Agency Mortgage-Backed Securities	7.3
Corporate Bonds	7.1
Bond Funds	4.8
Equity Funds	4.1
Non-U.S. Government Mortgage-Backed Securities	1.4
Asset-Backed Securities	1.4
Securities Lending Collateral	0.6
Short-Term and Other	3.1

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	6.3%
T. Rowe Price Real Assets Fund - I Class	4.1
T. Rowe Price Institutional High Yield Fund - Institutional Class	3.8
Federal National Mortgage Assn.	3.7
NVIDIA	3.0
U.S. Treasury Bonds	2.7
Microsoft	2.6
Alphabet	2.4
Apple	2.2
Amazon.com	1.7

Updated Prospectus Web Address	www.troweprice.com/paperless
C000166328
Shareholder Report [Line Items]
Fund Name	Balanced Fund
Class Name	I Class
Trading Symbol	RBAIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Balanced Fund - I Class	$45	0.42%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global and U.S. equities delivered strong returns in 2025, though heightened uncertainty and volatility dominated the first half of the year amid the Trump administration’s rapidly shifting policies on tariffs and geopolitics. Markets sold off in April after Trump’s tariff announcement but then quickly rebounded when the administration walked back the most severe proposals to allow for negotiations. This, along with a massive boom in artificial intelligence and dovish central bank moves, led to a meaningful rally through much of the remainder of the year. U.S. bonds produced positive returns in 2025. Treasury bill yields, which tend to track the federal funds target rate, declined as the Federal Reserve reduced the fed funds rate three times in the final months of the year.

  Versus the Morningstar Moderate Target Risk Index, a greater exposure to equities compared with bonds and cash contributed to relative results during a strong period for equities. Security selection among international developed markets stocks also aided relative results.

  Conversely, the fund’s larger exposure to U.S. equities, and lack of exposure to emerging markets stocks, detracted from relative results as international equities outperformed stocks in the U.S. during the year. Stock selection among U.S. large-cap value equities was also detrimental.

  The fund seeks to provide capital growth, current income, and preservation of capital through a portfolio of stocks and fixed income securities. It normally invests approximately 65% of total assets in U.S. and foreign common stocks and 35% in fixed income securities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Balanced Fund (I Class)	16.26%	7.67%	9.12%
MSCI All Country World Index Net (Regulatory Benchmark)	22.34	11.19	11.72
Morningstar Moderate Target Risk Index (Strategy Benchmark)	15.95	5.95	7.83

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 5,072,079,000
Holdings Count | Holding	1,600
Advisory Fees Paid, Amount	$ 18,455,000
InvestmentCompanyPortfolioTurnover	43.70%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$5,072,079 Number of Portfolio Holdings1,600
Holdings [Text Block]

Security Allocation (as a % of Net Assets)

Common Stocks	61.2%
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	9.0
U.S. Government & Agency Mortgage-Backed Securities	7.3
Corporate Bonds	7.1
Bond Funds	4.8
Equity Funds	4.1
Non-U.S. Government Mortgage-Backed Securities	1.4
Asset-Backed Securities	1.4
Securities Lending Collateral	0.6
Short-Term and Other	3.1

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	6.3%
T. Rowe Price Real Assets Fund - I Class	4.1
T. Rowe Price Institutional High Yield Fund - Institutional Class	3.8
Federal National Mortgage Assn.	3.7
NVIDIA	3.0
U.S. Treasury Bonds	2.7
Microsoft	2.6
Alphabet	2.4
Apple	2.2
Amazon.com	1.7

Updated Prospectus Web Address	www.troweprice.com/paperless